UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2008
                                                       ------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Dr. Jeffrey R. Jay, M.D
                  -----------------------------------------------------
Address:                   165 Mason Street - 3rd Floor
                  -----------------------------------------------------
                           Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
        ------------------------------------------------------------------------
Title:
        ------------------------------------------------------------------------
Phone:
        ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dr. Jeffrey R. Jay, M.D.        Greenwich, CT          February 17, 2009
----------------------------      -----------------      --------------------
    [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-____________                    ___________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2
                                            --------------

Form 13F Information Table Entry Total:           43
                                            --------------

Form 13F Information Table Value Total:    $     138,481
                                            --------------
                                              (thousands)


List of Other Included Managers:            Mr. David Kroin
                                            Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               13F File Number           Name

1                 028-13262                 Mr. David Kroin
2                 028-11743                 Great Point Partners, LLC

                                                                                                                       VOTING
                                                                                                                     AUTHORITY
NAME OF ISSUER                TITLE OF  CUSIP      MARKET       SHARE/PRN   SHARE/ PUT/  INVESTMENT     OTHER     SOLE   SHARED NONE
                              CLASS                VALUE (USD)  AMOUNT      PRN    CALL  DISCRETION     MANAGERS

AMAG PHARMACEUTICALS, INC.     COM      00163U106       5,000           150  SH          Shared-Defined   1, 2          150  0  NONE
CALL/AMAG(AVMAM) @
 65 EXP 01/17/2009             CALL     00163U106       1,000            50  SH    CALL  Shared-Defined   1, 2           50  0  NONE
CALL/AMAG(YJWAR) @
 90 EXP 01/16/2010             CALL     00163U106      31,000           224  SH    CALL  Shared-Defined   1, 2          224  0  NONE
CALL/AMAG(YJWAM) @
 65 EXP 01/16/2010             CALL     00163U106     517,000         1,100  SH    CALL  Shared-Defined   1, 2        1,100  0  NONE
ATS MEDICAL INC                COM      002083103   2,641,000       950,000  SH          Shared-Defined   1, 2      950,000  0  NONE
ABIOMED INC                    COM      003654100  28,159,000     1,714,935  SH          Shared-Defined   1, 2    1,714,935  0  NONE
ADOLOR CORP                    COM      00724X102   2,274,000     1,369,619  SH          Shared-Defined   1, 2    1,369,619  0  NONE
ANADYS PHARMACEUTICALS, INC.   COM      03252Q408   3,349,000     2,136,036  SH          Shared-Defined   1, 2    2,136,036  0  NONE
ANGIODYNAMICS, INC.            COM      03475V101   6,982,000       510,000  SH          Shared-Defined   1, 2      510,000  0  NONE
APPLE, INC.                    COM      037833100       9,000           100  SH          Shared-Defined   1, 2          100  0  NONE
AVALON PHARMACEUTICALS INC     COM      05346P106     221,000       760,000  SH          Shared-Defined   1, 2      760,000  0  NONE
BIOMARIN PHARMACEUTICAL INC    COM      09061G101   7,832,000       440,000  SH          Shared-Defined   1, 2      440,000  0  NONE
CELGENE CORPORATION            COM      151020104   8,845,000       160,000  SH          Shared-Defined   1, 2      160,000  0  NONE
CEPHALON INC                   COM      156708109   6,934,000        90,000  SH          Shared-Defined   1, 2       90,000  0  NONE
CONMED CORP                    COM      207410101     239,000        10,000  SH          Shared-Defined   1, 2       10,000  0  NONE
CALL/CYPB(QGYCB) @
 10 EXP 03/21/2009             CALL     232674507     146,000         1,500  SH    CALL  Shared-Defined   1, 2        1,500  0  NONE
DEXCOM, INC.                   COM      252131107     219,000        79,500  SH          Shared-Defined   1, 2       79,500  0  NONE
FIVE STAR QUALITY CARE INC     COM      33832D106     304,000       198,720  SH          Shared-Defined   1, 2      198,720  0  NONE
GENTIUM SPA SPONSORED ADR      COM      37250B104     251,000       425,532  SH          Shared-Defined   1, 2      425,532  0  NONE
HOLOGIC INCORPORATED           COM      436440101   3,921,000       300,000  SH          Shared-Defined   1, 2      300,000  0  NONE
CALL/ISPH(JPUAU) @
 7.5 EXP 01/17/2009            CALL     457733103      13,000         5,000  SH    CALL  Shared-Defined   1, 2        5,000  0  NONE
INTUITIVE SURGICAL, INC.       COM      46120E602   1,905,000        15,000  SH                                      15,000  0  NONE
KERYX BIOPHARMACEUTICALS INC   COM      492515101       3,000        15,000  SH                                      15,000  0  NONE
LUMINEX CORP                   COM      55027E102     267,000        12,500  SH                                      12,500
MAP PHARMACEUTICALS, INC.      COM      56509R108      14,000         2,000  SH          Shared-Defined   1, 2        2,000  0  NONE
MEMORY PHARMACEUTICALS CORP    COM      58606R403   5,340,000     8,825,760  SH          Shared-Defined   1, 2    8,825,760  0  NONE
MERIT MEDICAL SYS INC          COM      589889104     269,000        15,000  SH          Shared-Defined   1, 2       15,000  0  NONE
NOVAMED INC                    COM      66986W108   3,131,000       904,908  SH          Shared-Defined   1, 2      904,908  0  NONE
NXSTAGE MEDICAL INC            COM      67072V103   2,003,000       750,000  SH          Shared-Defined   1, 2      750,000  0  NONE
QUIDEL CORP                    COM      74838J101     261,000        20,000  SH          Shared-Defined   1, 2       20,000  0  NONE
RTI BIOLOGICS, INC.            COM      74975N105   2,553,000       925,000  SH          Shared-Defined   1, 2      925,000  0  NONE
ST JUDE MEDICAL INC            COM      790849103   5,768,000       175,000  SH          Shared-Defined   1, 2      175,000  0  NONE
SHIRE LIMITED SPONSORED ADR    COM      82481R106   4,478,000       100,000  SH          Shared-Defined   1, 2      100,000  0  NONE
STERIS CORP                    COM      859152100     239,000        10,000  SH          Shared-Defined   1, 2       10,000  0  NONE
THERMO FISHER SCIENTIFIC INC   COM      883556102   1,704,000        50,000  SH          Shared-Defined   1, 2       50,000  0  NONE
TRANSITION THERAPEUTICS INC.   COM      893716209   7,194,000     1,859,000  SH          Shared-Defined   1, 2    1,859,000  0  NONE
UNITED THERAPEUTICS CORP       COM      91307C102   9,383,000       150,000  SH          Shared-Defined   1, 2      150,000  0  NONE
CALL/UTHR(WUMAU) @
 130 EXP 01/16/2010            CALL     91307C102      83,000           340  SH    CALL  Shared-Defined   1, 2          340  0  NONE
WELLCARE HEALTH PLANS INC      COM      94946T106     103,000         8,000  SH          Shared-Defined   1, 2        8,000  0  NONE
ZIMMER HLDGS INC               COM      98956P102   7,276,000       180,000  SH          Shared-Defined   1, 2      180,000  0  NONE
COVIDIEN LTD.                  COM      G2552X108   1,812,000        50,000  SH          Shared-Defined   1, 2       50,000  0  NONE
ORTHOFIX INTERNATIONAL         COM      N6748L102   3,066,000       200,000  SH          Shared-Defined   1, 2      200,000  0  NONE

Biodel, Inc.                   COM      09064M105 $8,736,601.86   1,812,573  SH          Shared-Defined   1       1,812,573  0  NONE

                                                                 ----------
                                                                 25,232,547
                                                                 ==========
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